FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA HH

Years Ended December 31, 2023 and 2022

Transamerica Life Insurance Company

Separate Account VA HH

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA HH

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA HH indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA HH as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

DWS Alternative Asset Allocation Class A Shares	DWS Small Mid Cap Value Class A Shares
DWS Capital Growth Class A Shares	TA Aegon Bond Initial Class
DWS CROCI U.S. Class A Shares	TA Aegon Core Bond Initial Class
DWS Global Small Cap Class A Shares	TA BlackRock Real Estate Securities Initial Class
DWS Government Money Market Class A Shares	TA International Focus Initial Class
DWS High Income Class A Shares	TA WMC US Growth Initial Class
DWS Small Mid Cap Growth Class A Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA HH based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA HH in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agent, or the investee mutual fund. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA HH since 2014.

Transamerica Life Insurance Company

Separate Account VA HH

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
DWS Alternative Asset Allocation Class A Shares	3,079.498	$40,141	$39,233	$(1)	$39,232	30,769	$1.233247	$11.353736
DWS Capital Growth Class A Shares	3,828.716	128,097	144,879	(5)	144,874	31,281	4.480098	23.789628
DWS CROCI U.S. Class A Shares	9,478.713	121,149	147,773	(2)	147,771	73,867	1.935339	14.251744
DWS Global Small Cap Class A Shares	9,181.484	83,123	95,947	-	95,947	54,259	1.710825	12.547054
DWS Government Money Market Class A Shares	1.100	1	1	(1)	-	-	0.976039	9.576047
DWS High Income Class A Shares	14,016.388	79,599	78,912	-	78,912	47,154	1.618665	11.728266
DWS Small Mid Cap Growth Class A Shares	2,003.312	25,961	27,445	2	27,447	11,510	2.307208	13.826264
DWS Small Mid Cap Value Class A Shares	1,970.540	21,987	27,312	(4)	27,308	12,828	2.059617	12.034260
TA Aegon Bond Initial Class	-	-	-	-	-	-	1.160149	9.626149
TA Aegon Core Bond Initial Class	62,482.544	808,931	685,434	8	685,442	566,018	1.171262	9.745667
TA BlackRock Real Estate Securities Initial Class	-	-	-	-	-	-	1.488004	11.142759
TA International Focus Initial Class	9,252.842	72,621	80,222	(1)	80,221	46,477	1.669346	14.055889
TA WMC US Growth Initial Class	-	-	-	-	-	-	1.693925	17.080105

See accompanying notes.	2

Transamerica Life Insurance Company

Separate Account VA HH

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
DWS Alternative Asset Allocation Class A Shares	$39,232	$-	$39,232
DWS Capital Growth Class A Shares	144,874	-	144,874
DWS CROCI U.S. Class A Shares	147,771	-	147,771
DWS Global Small Cap Class A Shares	95,947	-	95,947
DWS Government Money Market Class A Shares	-	-	-
DWS High Income Class A Shares	78,912	-	78,912
DWS Small Mid Cap Growth Class A Shares	27,447	-	27,447
DWS Small Mid Cap Value Class A Shares	27,308	-	27,308
TA Aegon Bond Initial Class	-	-	-
TA Aegon Core Bond Initial Class	685,442	-	685,442
TA BlackRock Real Estate Securities Initial Class	-	-	-
TA International Focus Initial Class	80,221	-	80,221
TA WMC US Growth Initial Class	-	-	-

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA HH

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	DWS Alternative Asset Allocation Class A Shares Subaccount	DWS Capital Growth Class A Shares Subaccount	DWS CROCI U.S. Class A Shares Subaccount	DWS Global Small Cap Class A Shares Subaccount

Net Assets as of December 31, 2021:	$45,480	$167,349	$167,045	$106,911

Investment Income:
Reinvested Dividends	2,935	125	2,576	488
Investment Expense:
Mortality and Expense Risk and Administrative Charges	287	1,036	1,047	662

Net Investment Income (Loss)	2,648	(911)	1,529	(174)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	40	21,938	2,152	15,657
Realized Gain (Loss) on Investments	475	3,313	(1,384)	(2,859)

Net Realized Capital Gains (Losses) on Investments	515	25,251	768	12,798
Net Change in Unrealized Appreciation (Depreciation)	(6,486)	(78,167)	(27,617)	(38,551)

Net Gain (Loss) on Investment	(5,971)	(52,916)	(26,849)	(25,753)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,323)	(53,827)	(25,320)	(25,927)

Increase (Decrease) in Net Assets from Contract Transactions	(4,578)	20,776	(6,506)	5,060

Total Increase (Decrease) in Net Assets	(7,901)	(33,051)	(31,826)	(20,867)

Net Assets as of December 31, 2022:	$37,579	$134,298	$135,219	$86,044

Investment Income:
Reinvested Dividends	2,617	111	2,468	822
Investment Expense:
Mortality and Expense Risk and Administrative Charges	271	1,004	1,000	637

Net Investment Income (Loss)	2,346	(893)	1,468	185

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	349	6,118	-	540
Realized Gain (Loss) on Investments	(328)	4,528	(222)	(91)

Net Realized Capital Gains (Losses) on Investments	21	10,646	(222)	449
Net Change in Unrealized Appreciation (Depreciation)	(371)	35,443	24,872	19,601

Net Gain (Loss) on Investment	(350)	46,089	24,650	20,050

Net Increase (Decrease) in Net Assets Resulting from Operations	1,996	45,196	26,118	20,235

Increase (Decrease) in Net Assets from Contract Transactions	(343)	(34,620)	(13,566)	(10,332)

Total Increase (Decrease) in Net Assets	1,653	10,576	12,552	9,903

Net Assets as of December 31, 2023:	$39,232	$144,874	$147,771	$95,947

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA HH

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	DWS Government Money Market Class A Shares Subaccount	DWS High Income Class A Shares Subaccount	DWS Small Mid Cap Growth Class A Shares Subaccount	DWS Small Mid Cap Value Class A Shares Subaccount

Net Assets as of December 31, 2021:	$-	$90,369	$30,609	$30,611

Investment Income:
Reinvested Dividends	-	4,247	-	220
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	572	188	190

Net Investment Income (Loss)	-	3,675	(188)	30

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	3,071	378
Realized Gain (Loss) on Investments	-	(404)	(180)	378

Net Realized Capital Gains (Losses) on Investments	-	(404)	2,891	756
Net Change in Unrealized Appreciation (Depreciation)	-	(11,768)	(11,648)	(5,376)

Net Gain (Loss) on Investment	-	(12,172)	(8,757)	(4,620)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(8,497)	(8,945)	(4,590)

Increase (Decrease) in Net Assets from Contract Transactions	-	(6,710)	3,125	(1,277)

Total Increase (Decrease) in Net Assets	-	(15,207)	(5,820)	(5,867)

Net Assets as of December 31, 2022:	$-	$75,162	$24,789	$24,744

Investment Income:
Reinvested Dividends	-	4,146	7	305
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	544	181	181

Net Investment Income (Loss)	-	3,602	(174)	124

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	925	1,023
Realized Gain (Loss) on Investments	-	(622)	(109)	1,132

Net Realized Capital Gains (Losses) on Investments	-	(622)	816	2,155
Net Change in Unrealized Appreciation (Depreciation)	-	4,623	3,912	1,461

Net Gain (Loss) on Investment	-	4,001	4,728	3,616

Net Increase (Decrease) in Net Assets Resulting from Operations	-	7,603	4,554	3,740

Increase (Decrease) in Net Assets from Contract Transactions	-	(3,853)	(1,896)	(1,176)

Total Increase (Decrease) in Net Assets	-	3,750	2,658	2,564

Net Assets as of December 31, 2023:	$-	$78,912	$27,447	$27,308

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA HH

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Aegon Bond Initial Class Subaccount	TA Aegon Core Bond Initial Class Subaccount	TA BlackRock Real Estate Securities Initial Class Subaccount	TA International Focus Initial Class Subaccount

Net Assets as of December 31, 2021:	$-	$779,929	$-	$91,629

Investment Income:
Reinvested Dividends	-	20,024	-	2,465
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	3,652	-	420

Net Investment Income (Loss)	-	16,372	-	2,045

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,183	-	4,316
Realized Gain (Loss) on Investments	-	(13,098)	-	(1,142)

Net Realized Capital Gains (Losses) on Investments	-	(9,915)	-	3,174
Net Change in Unrealized Appreciation (Depreciation)	-	(107,701)	-	(23,567)

Net Gain (Loss) on Investment	-	(117,616)	-	(20,393)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(101,244)	-	(18,348)

Increase (Decrease) in Net Assets from Contract Transactions	-	(27,510)	-	1,506

Total Increase (Decrease) in Net Assets	-	(128,754)	-	(16,842)

Net Assets as of December 31, 2022:	$-	$651,175	$-	$74,787

Investment Income:
Reinvested Dividends	-	18,221	-	1,496
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	3,470	-	402

Net Investment Income (Loss)	-	14,751	-	1,094

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	(12,592)	-	(428)

Net Realized Capital Gains (Losses) on Investments	-	(12,592)	-	(428)
Net Change in Unrealized Appreciation (Depreciation)	-	33,336	-	8,293

Net Gain (Loss) on Investment	-	20,744	-	7,865

Net Increase (Decrease) in Net Assets Resulting from Operations	-	35,495	-	8,959

Increase (Decrease) in Net Assets from Contract Transactions	-	(1,228)	-	(3,525)

Total Increase (Decrease) in Net Assets	-	34,267	-	5,434

Net Assets as of December 31, 2023:	$-	$685,442	$-	$80,221

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA HH

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2021:	$-

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-

Net Investment Income (Loss)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	-

Net Realized Capital Gains (Losses) on Investments	-
Net Change in Unrealized Appreciation (Depreciation)	-

Net Gain (Loss) on Investment	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-

Increase (Decrease) in Net Assets from Contract Transactions	-

Total Increase (Decrease) in Net Assets	-

Net Assets as of December 31, 2022:	$-

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-

Net Investment Income (Loss)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	-

Net Realized Capital Gains (Losses) on Investments	-
Net Change in Unrealized Appreciation (Depreciation)	-

Net Gain (Loss) on Investment	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-

Increase (Decrease) in Net Assets from Contract Transactions	-

Total Increase (Decrease) in Net Assets	-

Net Assets as of December 31, 2023:	$-

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA HH

Notes to Financial Statements

December 31, 2023

1. Organization

Separate Account VA HH (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of DWS Personal Pension Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

DWS Variable Series	DWS Variable Series

DWS Alternative Asset Allocation Class A Shares	DWS Alternative Asset Allocation VIP Class A Shares

DWS Capital Growth Class A Shares	DWS Capital Growth VIP Class A Shares

DWS CROCI U.S. Class A Shares	DWS CROCI U.S. VIP Class A Shares

DWS Global Small Cap Class A Shares	DWS Global Small Cap VIP Class A Shares

DWS Government Money Market Class A Shares	DWS Government Money Market VIP Class A Shares

DWS High Income Class A Shares	DWS High Income VIP Class A Shares

DWS Small Mid Cap Growth Class A Shares	DWS Small Mid Cap Growth VIP Class A Shares

DWS Small Mid Cap Value Class A Shares	DWS Small Mid Cap Value VIP Class A Shares

Transamerica Series Trust	Transamerica Series Trust

TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class

TA Aegon Core Bond Initial Class	Transamerica JPMorgan Core Bond VP Initial Class

TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class

TA International Focus Initial Class	Transamerica International Focus VP Initial Class

TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA WMC US Growth Initial Class	November 1, 2019

The following subaccount name changes were made effective during the fiscal year ended December 31, 2023:

Subaccount	Formerly
TA BlackRock Real Estate Securities Initial Class	TA BlackRock Global Real Estate Securities Initial Class

Transamerica Life Insurance Company

Separate Account VA HH

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Life Insurance Company

Separate Account VA HH

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

DWS Alternative Asset Allocation Class A Shares	$5,666	$3,314

DWS Capital Growth Class A Shares	11,547	40,940

DWS CROCI U.S. Class A Shares	14,366	26,464

DWS Global Small Cap Class A Shares	15,011	24,617

DWS Government Money Market Class A Shares	-	-

DWS High Income Class A Shares	8,623	8,874

DWS Small Mid Cap Growth Class A Shares	5,024	6,170

DWS Small Mid Cap Value Class A Shares	6,233	6,263

TA Aegon Bond Initial Class	-	-

TA Aegon Core Bond Initial Class	79,291	65,772

TA BlackRock Real Estate Securities Initial Class	-	-

TA International Focus Initial Class	7,930	10,360

TA WMC US Growth Initial Class	-	-

Transamerica Life Insurance Company

Separate Account VA HH

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

DWS Alternative Asset Allocation Class A Shares	2,193	(2,510)	(317)	1,057	(4,550)	(3,493)

DWS Capital Growth Class A Shares	1,486	(10,106)	(8,620)	11,003	(5,297)	5,706

DWS CROCI U.S. Class A Shares	6,924	(14,101)	(7,177)	10,086	(13,153)	(3,067)

DWS Global Small Cap Class A Shares	9,196	(15,111)	(5,915)	12,538	(8,744)	3,794

DWS Government Money Market Class A Shares	-	-	-	-	-	-

DWS High Income Class A Shares	2,855	(5,372)	(2,517)	1,554	(5,905)	(4,351)

DWS Small Mid Cap Growth Class A Shares	2,000	(2,754)	(754)	2,815	(1,373)	1,442

DWS Small Mid Cap Value Class A Shares	2,628	(3,065)	(437)	1,982	(2,435)	(453)

TA Aegon Bond Initial Class	-	-	-	-	-	-

TA Aegon Core Bond Initial Class	52,042	(53,491)	(1,449)	49,628	(71,876)	(22,248)

TA BlackRock Real Estate Securities Initial Class	-	-	-	-	-	-

TA International Focus Initial Class	4,018	(6,061)	(2,043)	9,015	(7,772)	1,243

TA WMC US Growth Initial Class	-	-	-	-	-	-

Transamerica Life Insurance Company

Separate Account VA HH

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

DWS Alternative Asset Allocation Class A Shares	$2,708	$(3,051)	$(343)	$1,293	$(5,871)	$(4,578)

DWS Capital Growth Class A Shares	5,331	(39,951)	(34,620)	41,228	(20,452)	20,776

DWS CROCI U.S. Class A Shares	11,924	(25,490)	(13,566)	16,559	(23,065)	(6,506)

DWS Global Small Cap Class A Shares	13,668	(24,000)	(10,332)	18,409	(13,349)	5,060

DWS Government Money Market Class A Shares	-	-	-	-	-	-

DWS High Income Class A Shares	4,494	(8,347)	(3,853)	2,328	(9,038)	(6,710)

DWS Small Mid Cap Growth Class A Shares	4,098	(5,994)	(1,896)	6,188	(3,063)	3,125

DWS Small Mid Cap Value Class A Shares	4,910	(6,086)	(1,176)	3,613	(4,890)	(1,277)

TA Aegon Bond Initial Class	-	-	-	-	-	-

TA Aegon Core Bond Initial Class	61,192	(62,420)	(1,228)	58,738	(86,248)	(27,510)

TA BlackRock Real Estate Securities Initial Class	-	-	-	-	-	-

TA International Focus Initial Class	6,446	(9,971)	(3,525)	13,705	(12,199)	1,506

TA WMC US Growth Initial Class	-	-	-	-	-	-

Transamerica Life Insurance Company

Separate Account VA HH

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

DWS Alternative Asset Allocation Class A Shares
12/31/2023	30,769	$1.29	to	$11.35	$39,232	6.92%	0.64%	to	2.04%	5.51%	to	4.07%
12/31/2022	31,086	1.22	to	10.91	37,579	7.38	0.64	to	2.04	(8.01)	to	(9.27)
12/31/2021	34,579	1.33	to	12.02	45,480	2.05	0.64	to	2.04	12.03	to	10.49
12/31/2020	36,294	1.18	to	10.88	42,646	2.72	0.64	to	2.04	5.04	to	3.60
12/31/2019	35,379	1.13	to	10.50	39,611	3.76	0.64	to	2.04	13.96	to	12.39
DWS Capital Growth Class A Shares
12/31/2023	31,281	4.68	to	23.79	144,874	0.08	0.64	to	2.04	37.70	to	35.82
12/31/2022	39,901	3.40	to	17.52	134,298	0.09	0.64	to	2.04	(31.18)	to	(32.12)
12/31/2021	34,195	4.94	to	25.81	167,349	0.22	0.64	to	2.04	22.00	to	20.32
12/31/2020	39,066	4.05	to	21.45	156,835	0.54	0.64	to	2.04	38.16	to	36.27
12/31/2019	49,949	2.93	to	15.74	145,261	0.42	0.64	to	2.04	36.26	to	34.40
DWS CROCI U.S. Class A Shares
12/31/2023	73,867	2.02	to	14.25	147,771	1.77	0.64	to	2.04	20.00	to	18.36
12/31/2022	81,044	1.68	to	12.04	135,219	1.77	0.64	to	2.04	(15.93)	to	(17.09)
12/31/2021	84,111	2.00	to	14.52	167,045	1.89	0.64	to	2.04	25.88	to	24.16
12/31/2020	99,038	1.59	to	11.70	156,372	2.51	0.64	to	2.04	(12.72)	to	(13.92)
12/31/2019	79,931	1.82	to	13.59	144,712	1.87	0.64	to	2.04	32.11	to	30.30
DWS Global Small Cap Class A Shares
12/31/2023	54,259	1.79	to	12.55	95,947	0.93	0.64	to	2.04	23.77	to	22.08
12/31/2022	60,174	1.44	to	10.28	86,044	0.53	0.64	to	2.04	(24.54)	to	(25.57)
12/31/2021	56,380	1.91	to	13.81	106,911	0.35	0.64	to	2.04	14.21	to	12.64
12/31/2020	60,092	1.67	to	12.26	99,847	0.92	0.64	to	2.04	16.62	to	15.02
12/31/2019	64,752	1.44	to	10.66	92,335	-	0.64	to	2.04	20.52	to	18.86
DWS Government Money Market Class A Shares
12/31/2023	-	1.02	to	9.58	-	-	0.64	to	2.04	4.08	to	2.66
12/31/2022	-	0.98	to	9.33	-	-	0.64	to	2.04	0.66	to	(0.71)
12/31/2021	-	0.97	to	9.39	-	-	0.64	to	2.04	(0.63)	to	(1.99)
12/31/2020	-	0.98	to	9.59	-	0.12	0.64	to	2.04	(0.40)	to	(1.77)
12/31/2019	-	0.98	to	9.76	-	-	0.64	to	2.04	1.12	to	(0.26)
DWS High Income Class A Shares
12/31/2023	47,154	1.69	to	11.73	78,912	5.47	0.64	to	2.04	10.63	to	9.12
12/31/2022	49,671	1.53	to	10.75	75,162	5.35	0.64	to	2.04	(9.46)	to	(10.70)
12/31/2021	54,022	1.69	to	12.04	90,369	4.56	0.64	to	2.04	3.34	to	1.92
12/31/2020	52,760	1.63	to	11.81	85,476	-	0.64	to	2.04	5.57	to	4.12
12/31/2019	-	1.55	to	11.34	-	-	0.64	to	2.04	14.95	to	13.38
DWS Small Mid Cap Growth Class A Shares
12/31/2023	11,510	2.41	to	13.83	27,447	0.03	0.64	to	2.04	18.08	to	16.46
12/31/2022	12,264	2.04	to	11.87	24,789	-	0.64	to	2.04	(28.48)	to	(29.46)
12/31/2021	10,822	2.85	to	16.83	30,609	0.04	0.64	to	2.04	13.12	to	11.56
12/31/2020	11,384	2.52	to	15.08	28,483	0.05	0.64	to	2.04	29.35	to	27.58
12/31/2019	13,638	1.95	to	11.82	26,404	-	0.64	to	2.04	21.64	to	19.97
DWS Small Mid Cap Value Class A Shares
12/31/2023	12,828	2.15	to	12.03	27,308	1.21	0.64	to	2.04	14.22	to	12.66
12/31/2022	13,265	1.88	to	10.68	24,744	0.83	0.64	to	2.04	(16.34)	to	(17.48)
12/31/2021	13,718	2.25	to	12.95	30,611	1.23	0.64	to	2.04	29.67	to	27.89
12/31/2020	16,529	1.74	to	10.12	28,464	1.59	0.64	to	2.04	(1.43)	to	(2.78)
12/31/2019	15,135	1.76	to	10.41	26,464	0.70	0.64	to	2.04	20.74	to	19.08

Transamerica Life Insurance Company

Separate Account VA HH

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31

Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Aegon Bond Initial Class
12/31/2023		-	$1.21	to	$9.63	$-	-%	0.45%	to	1.85%	5.97%	to	4.52%
12/31/2022		-	1.14	to	9.21	-	-	0.45	to	1.85	(15.22)	to	(16.38)
12/31/2021		-	1.35	to	11.01	-	-	0.45	to	1.85	(1.32)	to	(2.67)
12/31/2020		-	1.37	to	11.32	-	-	0.45	to	1.85	7.20	to	5.73
12/31/2019		-	1.27	to	10.70	-	-	0.45	to	1.85	7.93	to	6.44
TA Aegon Core Bond Initial Class
12/31/2023		566,018	1.22	to	9.75	685,442	2.78	0.45	to	1.85	5.56	to	4.12
12/31/2022		567,467	1.16	to	9.36	651,175	2.92	0.45	to	1.85	(13.16)	to	(14.35)
12/31/2021		589,715	1.33	to	10.93	779,929	2.82	0.45	to	1.85	(1.47)	to	(2.83)
12/31/2020		550,551	1.35	to	11.25	739,683	5.05	0.45	to	1.85	6.98	to	5.51
12/31/2019		250,815	1.27	to	10.66	315,234	2.69	0.45	to	1.85	8.04	to	6.55
TA BlackRock Real Estate Securities Initial Class
12/31/2023		-	1.55	to	11.14	-	-	0.45	to	1.85	12.82	to	11.27
12/31/2022		-	1.38	to	10.01	-	-	0.45	to	1.85	(28.51)	to	(29.49)
12/31/2021		-	1.93	to	14.20	-	-	0.45	to	1.85	25.66	to	23.93
12/31/2020		-	1.53	to	11.46	-	-	0.45	to	1.85	(0.76)	to	(2.13)
12/31/2019		-	1.55	to	11.71	-	-	0.45	to	1.85	24.63	to	22.92
TA International Focus Initial Class
12/31/2023		46,477	1.74	to	14.06	80,221	1.97	0.45	to	1.85	12.03	to	10.50
12/31/2022		48,520	1.56	to	12.72	74,787	3.13	0.45	to	1.85	(20.40)	to	(21.49)
12/31/2021		47,277	1.96	to	16.20	91,629	1.24	0.45	to	1.85	10.32	to	8.81
12/31/2020		48,700	1.77	to	14.89	85,621	2.23	0.45	to	1.85	20.36	to	18.70
12/31/2019		54,162	1.47	to	12.55	79,183	1.68	0.45	to	1.85	27.11	to	25.36
TA WMC US Growth Initial Class
12/31/2023		-	1.72	to	16.22	-	-	0.45	to	1.85	41.45	to	39.51
12/31/2022		-	1.22	to	11.63	-	-	0.45	to	1.85	(31.65)	to	(32.59)
12/31/2021		-	1.78	to	17.25	-	-	0.45	to	1.85	20.13	to	18.47
12/31/2020		-	1.48	to	14.56	-	-	0.45	to	1.85	36.68	to	34.81
12/31/2019	(1)	-	1.08	to	10.80	-	-	0.45	to	1.85	-	to	-

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA HH

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.30% to 1.70% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following funds are assessed a daily charge for fund facilitation fees:

Subaccount	Facilitation Fee Assessed
DWS Alternative Asset Allocation Class A Shares	0.19%
DWS Capital Growth Class A Shares	0.19%
DWS CROCI U.S. Class A Shares	0.19%
DWS Global Small Cap Class A Shares	0.19%
DWS Government Money Market Class A Shares	0.19%
DWS High Income Class A Shares	0.19%
DWS Small Mid Cap Growth Class A Shares	0.19%
DWS Small Mid Cap Value Class A Shares	0.19%

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA HH

Notes to Financial Statements

December 31, 2023

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.